Subcontracting agreement:	12 Months Ended
Dec. 31, 2011
Subcontracting Agreement [Abstract]
Subcontracting Agreement Disclosure [Text Block]

2. Subcontracting agreement:

In accordance with the terms of a supply agreement signed with GSK in December 2004 and renewed in May 2008 for the manufacture of Coreg CR microparticles on a cost plus basis, the Company recognized as revenues from product sales a total amount of $11,871,000 in 2009 and $8,180,000 in 2010. This supply agreement expired on December 31, 2010. From January 1, 2011 until October 2011, the Company supplied Coreg CR microparticles to GSK as a unilateral accommodation so as to secure their supply while the Company negotiated a new supply agreement. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles.  Under the agreement, the Company will receive guaranteed minimum payments to supply Coreg CR microparticles over a period of over a minimum period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice. .  The agreement defines the manufacturing relationship between the two companies and pursuant to the agreement, the Company received a payment of € 1,300,000 ($1,835,000) during the third quarter of 2011 and a further €1,300,000 ($1,752,000) payment in the fourth quarter of 2011, as well as a higher margin on all product produced by Flamel for GSK since January 1, 2011. For the year 2011, the Company recognized as revenues from product sales a total amount of $13,395,000 of which $2,711,000 relates to the €2,600,000 received in the third quarter and the fourth quarter 2011.